Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Components of Other (Expense) Income, Net
The components of other (expense) income, net, were as follows:

	Years Ended December 31,
	2019	2018	2017
Other (expense) income, net:
Foreign currency (losses) gains, net	$(24,659)	$16,682	$(40,132)
Other income	3,778	8,728	706
Other expense	(6,262)	(3,709)	(833)
Total other (expense) income, net	$(27,143)	$21,701	$(40,259)

Supplemental Cash Flow Information
Supplemental cash flow information consisted of the following:

	2019	2018	2017
Cash paid for interest (for the years ended December 31)	$300,528	$262,921	$238,826
Cash paid for income taxes, net (for the years ended December 31)	72,510	64,714	43,438
Purchases of property and equipment in current liabilities (as of December 31)	29,924	17,461	22,725

Property and Equipment
The Company records depreciation and amortization using the straight-line method, based on the following estimated useful lives:

Buildings	20-40 years
Furniture and equipment	4-18 years
Computer equipment and software	1-5 years
Property and equipment, net consisted of the following amounts on the dates set forth below:

	December 31,
	2019	2018
Land	$6,795	$6,809
Buildings and leasehold improvements	384,975	345,262
Furniture and equipment	264,233	245,522
Computer equipment and software	311,381	307,126
Construction-in-progress, including information
technology systems under development	76,972	39,110
Total property and equipment	1,044,356	943,829
Less: accumulated depreciation and amortization	(585,511)	(544,726)
Property and equipment, net	$458,845	$399,103

Intangible Assets
The estimated useful lives are as follows:

Trade names	10-23 years
Investigator/payer network	5-10 years
Technology/intellectual property	2-8 years
Know-how/processes	7-10 years
Backlog	1-6 years
Customer relationships	13-23 years
The Company’s definite-lived intangible assets were composed of the following on the dates set forth below:

	December 31,
	2019			2018
	Carrying Amount	Accumulated Amortization	Net	Carrying Amount	Accumulated Amortization	Net
Customer relationships	$884,788	$(415,427)	$469,361	$870,648	$(356,099)	$514,549
Trade names	372,210	(139,141)	233,069	368,189	(121,614)	246,575
Backlog	177,599	(175,571)	2,028	176,610	(172,884)	3,726
Investigator/payer network	236,082	(185,478)	50,604	233,356	(161,219)	72,137
Technology/intellectual property	8,600	(3,319)	5,281	3,500	(2,700)	800
Know-how/processes	586,971	(455,223)	131,748	582,011	(391,593)	190,418
Favorable leases	—	—	—	1,700	(932)	768
Total	$2,266,250	$(1,374,159)	$892,091	$2,236,014	$(1,207,041)	$1,028,973